UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
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Address:   140 EAST 45TH STREET, 15TH FLOOR
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           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh                 NEW YORK, NY            5/15/09
       ------------------------   ------------------------------  ----------
             [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:        $71,663
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name
NONE

                                                       FORM13FINFORMATIONTABLE
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

COLUMN 1                         COLUMN 2        COLUMN3     COLUMN 4  COLUMN 5             COLUMN 6   COLUMN 7       COLUMN 8

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NAME OF ISSUER                TITLE OF CLASS      CUSIP       VALUE   SHRS OR    SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                                                             (x$1000) PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------

ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1    007903AN7      6,619  15,000,000 PRN          SOLE              15,000,000   0   0

AMKOR TECHNOLOGY INC         NOTE 2.500% 5/1    031652AX8      1,913   2,500,000 PRN          SOLE               2,500,000   0   0

CELL THERAPEUTICS INC        NOTE 4.000% 7/0    150934AF4        261   1,740,000 PRN          SOLE               1,740,000   0   0

CELL THERAPEUTICS INC        NOTE 7.500% 4/3    150934AK3      1,120   5,600,000 PRN          SOLE               5,600,000   0   0

CHENIERE ENERGY INC          NOTE 2.250% 8/0    16411RAE9      3,240  13,500,000 PRN          SOLE              13,500,000   0   0

CIENA CORP                   NOTE 0.875% 6/1    171779AE1      1,041   2,500,000 PRN          SOLE               2,500,000   0   0

COMPUCREDIT CORP             NOTE 5.875%11/3    20478NAD2        750   3,750,000 PRN          SOLE               3,750,000   0   0

DECODE GENETICS INC          NOTE 3.500% 4/1    243586AB0         30   1,000,000 PRN          SOLE               1,000,000   0   0

FIFTH THIRD BANCORP          COM                316773100         57      19,400 SH           SOLE                  19,400   0   0

FIFTH THIRD BANCORP          CNV PFD DEP1/250   316773209      1,012      25,000 SH           SOLE                  25,000   0   0

FORD MTR CO DEL              NOTE 4.250%12/1    345370CF5     19,964  56,500,000 PRN          SOLE              56,500,000   0   0

GENERAL MTRS CORP            DEB SR CONV B      370442733      1,691     663,125 SH           SOLE                 663,125   0   0

GENERAL MTRS CORP            DEB SR CV C 33     370442717        986     380,000 SH           SOLE                 380,000   0   0

LG DISPLAY CO LTD            SPONS ADR REP      50186V102        107      10,500 SH           SOLE                  10,500   0   0

LIFEPOINT HOSPITALS INC      NOTE 3.500% 5/1    53219LAH2      3,575   5,000,000 PRN          SOLE               5,000,000   0   0

LUCENT TECHNOLOGIES INC      DBCV 2.750% 6/1    549463AG2      4,375   5,000,000 PRN          SOLE               5,000,000   0   0

LUCENT TECHNOLOGIES INC      DBCV 2.875% 6/1    549463AH0      3,488   7,500,000 PRN          SOLE               7,500,000   0   0

MAXTOR CORP                  NOTE 2.375% 8/1    577729AE6      4,480   7,000,000 PRN          SOLE               7,000,000   0   0

MICRON TECHNOLOGY INC        NOTE 1.875% 6/0    595112AH6      3,459   7,500,000 PRN          SOLE               7,500,000   0   0

ON SEMICONDUCTOR CORP        NOTE 2.625%12/1    682189AG0      1,403   2,000,000 PRN          SOLE               2,000,000   0   0

SANDISK CORP                 NOTE 1.000% 5/1    80004CAC5      5,143   8,500,000 PRN          SOLE               8,500,000   0   0

SK TELECOM LTD               SPONSORED ADR      78440P108        592      38,300 SH           SOLE                  38,300   0   0

UAL CORP                     NOTE 4.500% 6/3    902549AH7      3,288  10,000,000 PRN          SOLE              10,000,000   0   0

WELLS FARGO & CO NEW         PERP PFD CNV A     949746804      3,069       6,600 SH           SOLE                   6,600   0   0

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